UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 9/30/2011
                                               ---------

Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Ardsley Advisory Partners
           ---------------------------
Address:   262 Harbor Drive, 4th Floor
           ---------------------------
           Stamford, CT 06902
           ---------------------------

Form 13F File Number: 28-04639
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Steven Napoli
        ---------------------------
Title:  Partner
        ---------------------------
        Phone:  203-564-4230
        ---------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Steven Napoli                  Stamford, CT                       11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              78

Form 13F Information Table Value Total:  $      388,797
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACTIVE POWER INC             COM              00504W100    1,097   850,000 SH       SOLE                  850,000
ADA ES INC                   COM              005208103      292    19,130 SH       SOLE                   19,130
AETNA INC NEW                COM              00817Y108   13,628   375,000 SH       SOLE                  375,000
ALLOT COMMUNICATIONS LTD     SHS              M0854Q105       98    10,000 SH       SOLE                   10,000
AMARIN CORP PLC              SPONS ADR NEW    023111206   45,540 4,950,000 SH       SOLE                4,950,000
AMERESCO INC                 CL A             02361E108    1,762   173,400 SH       SOLE                  173,400
AMTECH SYS INC               COM PAR $0.01N   032332504      400    50,000 SH       SOLE                   50,000
ARTHROCARE CORP              COM              043136100   29,489 1,025,000 SH       SOLE                1,025,000
AVAGO TECHNOLOGIES LTD       SHS              Y0486S104    4,096   125,000 SH       SOLE                  125,000
BP PLC                       SPONSORED ADR    055622104    7,214   200,000 SH  CALL SOLE
BRIDGEPOINT ED INC           COM              10807M105    8,284   475,000 SH       SOLE                  475,000
BROADSOFT INC                COM              11133B409    5,493   181,000 SH       SOLE                  181,000
C&J ENERGY SVCS INC          COM              12467B304    6,083   370,000 SH       SOLE                  370,000
CALPINE CORP                 COM NEW          131347304      704    50,000 SH       SOLE                   50,000
CEREPLAST INC                COM NEW          156732307      250    89,200 SH       SOLE                   89,200
CHART INDS INC               COM PAR $0.01    16115Q308    5,062   120,000 SH       SOLE                  120,000
CHINA HYDROELECTRIC CORP     SPONSORED ADR    16949D101      243   116,750 SH       SOLE                  116,750
CHINA VALVES TECHNOLOGY INC  COM NEW          169476207    2,676 1,200,000 SH       SOLE                1,200,000
CHINA YIDA HOLDINGS CO       COM NEW          16945D204    2,741   870,000 SH       SOLE                  870,000
COMVERGE INC                 COM              205859101    3,049 1,675,000 SH       SOLE                1,675,000
COVANTA HLDG CORP            COM              22282E102    1,063    70,000 SH       SOLE                   70,000
CVD EQUIPMENT CORP           COM              126601103      540    40,000 SH       SOLE                   40,000
EBAY INC                     COM              278642103    7,373   250,000 SH       SOLE                  250,000
ECOTALITY INC                COM NEW          27922Y202    2,108 1,133,333 SH       SOLE                1,133,333
ENTEROMEDICS INC             COM NEW          29365M208    3,848 2,250,000 SH       SOLE                2,250,000
ENTROPIC COMMUNICATIONS INC  COM              29384R105    1,652   400,000 SH       SOLE                  400,000
FIRST SOLAR INC              COM              336433107    7,269   115,000 SH       SOLE                  115,000
FUELCELL ENERGY INC          COM              35952H106      630   750,000 SH       SOLE                  750,000
FUTUREFUEL CORPORATION       COM              36116M106      814    78,300 SH       SOLE                   78,300
GANNETT INC                  COM              364730101    4,765   500,000 SH  CALL SOLE
GEVO INC                     COM              374396109      251    45,000 SH       SOLE                   45,000
GIANT INTERACTIVE GROUP INC  ADR              374511103      200    60,000 SH       SOLE                   60,000
GLOBE SPECIALTY METALS INC   COM              37954N206    1,307    90,000 SH       SOLE                   90,000
GRAFTECH INTL LTD            COM              384313102    2,540   200,000 SH  CALL SOLE
GREEN PLAINS RENEWABLE ENERG COM              393222104      700    75,000 SH       SOLE                   75,000
HALLIBURTON CO               COM              406216101   20,647   676,500 SH  CALL SOLE
HALOZYME THERAPEUTICS INC    COM              40637H109    6,754 1,100,000 SH       SOLE                1,100,000
HARBIN ELECTRIC INC          COM              41145W109   23,231 1,125,000 SH       SOLE                1,125,000
HECKMANN CORP                COM              422680108    6,877 1,300,000 SH       SOLE                1,300,000
IMMERSION CORP               COM              452521107      120    20,000 SH       SOLE                   20,000
INPHI CORP                   COM              45772F107    1,666   190,000 SH       SOLE                  190,000
JOHNSON CTLS INC             COM              478366107    1,319    50,000 SH       SOLE                   50,000
KBR INC                      COM              48242W106    1,182    50,000 SH       SOLE                   50,000
KEYNOTE SYS INC              COM              493308100    6,128   290,000 SH       SOLE                  290,000
KEYUAN PETROCHEMICALS INC    COM              493722102    2,056   713,800 SH       SOLE                  713,800
KIOR INC                     CL A             497217109      933    45,000 SH       SOLE                   45,000
LINN ENERGY LLC              UNIT LTD LIAB    536020100   14,264   400,000 SH       SOLE                  400,000
LYONDELLBASELL INDUSTRIES N  SHS - A -        N53745100    8,306   340,000 SH       SOLE                  340,000
MARKET VECTORS ETF TR        JR GOLD MINERS E 57060U589    4,926   175,000 SH       SOLE                  175,000
MASTEC INC                   COM              576323109    1,497    85,000 SH       SOLE                   85,000
MCDERMOTT INTL INC           COM              580037109      699    65,000 SH       SOLE                   65,000
MCDERMOTT INTL INC           COM              580037109    2,152   200,000 SH  CALL SOLE
MELLANOX TECHNOLOGIES LTD    SHS              M51363113    9,366   300,000 SH       SOLE                  300,000
MOLYCORP INC DEL             COM              608753109    7,231   220,000 SH       SOLE                  220,000
OCCIDENTAL PETE CORP DEL     COM              674599105    8,938   125,000 SH       SOLE                  125,000
OPENWAVE SYS INC             COM NEW          683718308       23    15,000 SH       SOLE                   15,000
ORMAT TECHNOLOGIES INC       COM              686688102    7,638   475,000 SH       SOLE                  475,000
PFIZER INC                   COM              717081103   17,680 1,000,000 SH       SOLE                1,000,000
POLYCOM INC                  COM              73172K104      184    10,000 SH       SOLE                   10,000
PROCERA NETWORKS INC         COM NEW          74269U203      192    20,000 SH       SOLE                   20,000

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PROSHARES TR                 PSHS ULTSH 20YRS 74347R297      486    25,000 SH       SOLE                   25,000
PROSHARES TR II              ULTRASHRT EURO   74347W882    6,748   350,000 SH       SOLE                  350,000
QKL STORES INC               COM              74732Y105    1,740 1,450,000 SH       SOLE                1,450,000
RADIAN GROUP INC             COM              750236101    4,928 2,250,000 SH       SOLE                2,250,000
RF MICRODEVICES INC          COM              749941100       82    13,000 SH       SOLE                   13,000
ROCKWOOD HLDGS INC           COM              774415103    8,086   240,000 SH       SOLE                  240,000
SENSATA TECHNOLOGIES HLDG BV SHS              N7902X106    3,043   115,000 SH       SOLE                  115,000
SKY-MOBI LTD                 SPONSORED ADS    83084G109       76    23,300 SH       SOLE                   23,300
THERMON GROUP HLDGS INC      COM              88362T103      622    45,000 SH       SOLE                   45,000
UNITED CONTL HLDGS INC       COM              910047109    5,814   300,000 SH       SOLE                  300,000
UNITED RENTALS INC           COM              911363109    4,042   240,000 SH       SOLE                  240,000
UNIVERSAL DISPLAY CORP       COM              91347P105      959    20,000 SH       SOLE                   20,000
WESTPORT INNOVATIONS INC     COM NEW          960908309   13,452   465,000 SH       SOLE                  465,000
WHITING PETE CORP NEW        COM              966387102    7,893   225,000 SH       SOLE                  225,000
WORLD ENERGY SOLUTIONS INC D COM NEW          98145W208    1,665   560,649 SH       SOLE                  560,649
YINGLI GREEN ENERGY HLDG CO  ADR              98584B103      310   100,000 SH  CALL SOLE
YUCHENG TECHNOLOGIES LTD     COM              G98777108       59    20,500 SH       SOLE                   20,500
ZBB ENERGY CORPORATION       COM              98876R204    1,522 2,817,831 SH       SOLE                2,817,831